Accrued Mining and Landfill Reclamation (Tables)	12 Months Ended
Dec. 27, 2014
Asset Retirement Obligation Disclosure [Abstract]
Activity for Asset Retirement Obligations

remaining useful life. The following table presents the activity for the asset retirement obligations for the years ended December 27, 2014 and December 28, 2013:

	2014	2013
Beginning balance	$15,781	$14,844
Acquired obligations	140	286
Change in cost estimate	2,233	721
Settlement of reclamation obligations	(1,178)	(1,201)
Additional liabilities incurred	463	414
Accretion expense	871	717

Ending balance	$18,310	$15,781